Defined Benefit Plans - Summary of Fair Value of Plan Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	€ 63	€ 157	€ 131
Net interest on the net defined benefit liability (asset)	59	89	96
Past service cost	1	(1)	(21)
Total defined benefit expenses	122	244	206
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	52	148	121
Net interest on the net defined benefit liability (asset)	52	80	87
Past service cost	1	(1)	(16)
Total defined benefit expenses	104	227	192
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Current year service cost	11	8	10
Net interest on the net defined benefit liability (asset)	7	9	8
Past service cost			(5)
Total defined benefit expenses	€ 18	€ 17	€ 13